Deferred tax (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax
Impairment of intangible assets			£ 11,400
Credited to income on impairment and amortisation of intangibles			4,600
Deferred tax asset	1,700	2,600	3,700
Uncertain deferred tax asset	£ 7,300	£ 9,500	£ 8,100